Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 006 [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
4.	FAIR VALUE MEASUREMENTS
The accounting standards establish a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques noted in Accounting Standards Codification “ASC” Topic 820; A) Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. B) Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost). C) Income approach: Techniques to convert future amounts to a single present amount based upon market expectation (including present value techniques, option-pricing and excess earnings models).
The following is a description of the valuation methodologies used for the investments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.
Mutual Funds
Mutual funds represent investments with various registered investment managers. The fair values of these investments are determined by reference to the fund’s underlying assets, which are principally marketable equity and fixed income securities. Shares held in mutual funds traded on national securities exchanges are valued at the quoted market price as of December 31, 2025 and 2024 and classified as Level 1 assets.
Self-Directed Brokerage Accounts (SDA)
A majority of the SDA accounts include investments in cash and cash equivalents, common stock, and registered investment companies and are classified as Level 1 investments. Cash and cash equivalent investments include cash and short-term interest-bearing investments with initial maturities of three months or less. Such amounts are recorded at cost, plus accrued interest. Common stock traded in active markets on national securities exchanges are valued at closing prices on the last business day of each period presented. Securities traded in markets that are not considered active are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Securities that trade infrequently and therefore have little or no price transparency are valued using the Plan’s investment manager’s best estimates. Mutual funds in registered investment companies are valued as mentioned above.

Commingled Funds and Common Collective Trusts
Valued using the Net Asset Value (“NAV”) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund minus applicable costs and liabilities and then divided by the number of shares outstanding. As these assets are measured at NAV, they are therefore excluded from the fair value hierarchy and included in other.
Pooled Separate Accounts
These investments consist of insurance company separate accounts whose investors include only qualified retirement plans and certain governmental retirement plans. The value of each pooled separate account is determined at the close of each business day based on the fair value of the underlying assets, which can consist of a single mutual fund or multiple securities. The value of the account is expressed as the NAV. The unit value is the dollar value of one unit and is determined at the close of each business day by dividing the fair value of the entire account by the total number of units in the account. Contributions to the account increase the number of units. Withdrawals from the account decrease the number of units. The increase or decrease in number of units is determined by dividing the amount of the contribution or withdrawal by the unit value for the day the transaction is made. As these assets are measured at NAV, they are therefore excluded from the fair value hierarchy and included in other.
Stock Funds
LM Ericsson Telephone Company common stock (“Ericsson stock fund”), is a unitized stock fund consisting primarily of the Company’s common stock and cash. The Ericsson stock fund and common stocks held in participant-directed brokerage accounts are stated at fair value as quoted on a recognized securities exchange and are valued at the last reported sales price on the last business day of the Plan year and are classified as Level 1 investments.
Separately Managed Accounts
Self-managed fund consisting of a portfolio of assets under the management of a professional investment firm and primarily consist of common stock valued using prices obtained from independent pricing services and are classified as Level 1 investments.
During 2025, the Plan
re-evaluated
the fair value hierarchy classification of certain investments and concluded that these investments should be classified within Level 1 rather than Level 2, based on the availability of quoted market prices in active markets for identical assets. Accordingly, the 2025 fair value hierarchy tables reflect this change in classification.

The following tables provide information about the financial assets carried at fair value on a recurring basis as of December 31, 2025 and 2024.

December 31, 2025	Level 1	Level 2	Level 3	Other (a)	Total
Mutual funds	$431,574	$—	$—	$—	$431,574
Separately managed accounts	308,345	—	—	—	308,345
Ericsson stock fund	29,767	—	—	—	29,767
Commingled funds	—	—	—	1,683,583	1,683,583
Common collective trusts	—	—	—	798,105	798,105
Pooled separate accounts	—	—	—	318,456	318,456
Self-directed brokerage accounts	180,534	—	—	—	180,534

Total investments at fair value	$950,220	$—	$—	$2,800,144	$3,750,364

December 31, 2024	Level 1	Level 2	Level 3	Other (a)	Total
Mutual funds	$436,474	$—	$—	$—	$436,474
Separately managed accounts	—	296,571	—	—	296,571
Ericsson stock fund	29,474	—	—	—	29,474
Commingled funds	—	—	—	1,570,395	1,570,395
Common collective trusts	—	—	—	706,878	706,878
Pooled separate accounts	—	—	—	304,100	304,100
Self-directed brokerage accounts	—	153,165	—	—	153,165

Total investments at fair value	$465,948	$449,736	$—	$2,581,373	$3,497,057

(a)	As these assets are measured at net asset value using the practical expedient they are therefore excluded from the fair value hierarchy and included in other.